Award Timing Disclosure	12 Months Ended
Dec. 26, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We typically grant equity incentive awards to our NEOs annually. The Compensation Committee generally approves the annual equity incentive awards at its meeting in February each year, with awards granted after the filing of our Annual
Report for the prior fiscal year. In certain circumstances, the Compensation Committee may also approve grants to be effective at other times, including interim grants for new hires and promotions after the regular annual grant date. Employees may also enroll to purchase shares of our common stock under the terms of the Floor & Decor Holdings, Inc. Employee Stock Purchase Plan, as amended (the “ESPP”), with purchase dates generally in June and December of each year using payroll deductions accumulated during the prior six-month period. During Fiscal 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity incentive awards.
Award Timing Method	The Compensation Committee generally approves the annual equity incentive awards at its meeting in February each year, with awards granted after the filing of our Annual Report for the prior fiscal year. In certain circumstances, the Compensation Committee may also approve grants to be effective at other times, including interim grants for new hires and promotions after the regular annual grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During Fiscal 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity incentive awards.
MNPI Disclosure Timed for Compensation Value	false